Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31,
	2023	2022

Government authorities	$78	$47
Prepaid expenses and others	908	1,123

	$986	$1,170